Indebtedness - Schedule of Financing Warrants (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Nov. 15, 2024	Nov. 14, 2024	Dec. 31, 2023
Schedule of Financing Warrants [Line Items]
Issuance of financing warrants	$ 617,135	$ 604,280	$ 604,280
Government of Canada [Member]
Schedule of Financing Warrants [Line Items]
Issuance of financing warrants	519,948	509,118	509,118
Government of Quebec [Member]
Schedule of Financing Warrants [Line Items]
Issuance of financing warrants	$ 97,187	$ 95,162	$ 95,162